Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Shares [Member] Common Stock Other Than B Shares [Member]	Common Shares [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning Balance, at Dec. 31, 2022	$ 576,816	$ 2,019	$ 2	$ 1,568,917		$ (938,953)	$ (55,169)
Beginning Balance, (Shares) at Dec. 31, 2022		201,853,695	18,500,000
Net loss	(85,534)					(85,534)
Stock-based compensation	35,168			35,168
Vesting of shares		$ 16		(16)
Vesting of shares (Shares)		1,639,196
Issuance of common stock in connection with business combinations	10,157	$ 21		10,136
Issuance of common stock in connection with business combinations (Shares)		2,063,697
Issuance of common stock in connection with warrant redemptions	14,300	$ 76		31,877	$ (17,653)
Issuance of common stock in connection with warrant redemptions (Shares)		7,668,280			(4,105,948)
Foreign currency translation adjustment	22,112						22,112
Ending Balance, at Dec. 31, 2023	573,019	$ 2,132	$ 2	1,646,082	$ (17,653)	(1,024,487)	(33,057)
Ending Balance, (Shares) at Dec. 31, 2023		213,224,868	18,500,000
Ending Balance, (Shares) at Dec. 31, 2023					(4,105,948)
Net loss	(63,040)					(63,040)
Stock-based compensation	54,004			54,004
Vesting of shares		$ 21		(21)
Vesting of shares (Shares)		2,037,106
Foreign currency translation adjustment	8,422						8,422
Ending Balance, at Dec. 31, 2024	572,405	$ 2,153	$ 2	1,700,065	$ (17,653)	(1,087,527)	(24,635)
Ending Balance, (Shares) at Dec. 31, 2024		215,261,974	18,500,000
Ending Balance, (Shares) at Dec. 31, 2024					(4,105,948)
Net loss	(111,581)					(111,581)
Stock-based compensation	148,542			148,542
Vesting of shares		$ 90		(90)
Vesting of shares (Shares)		9,010,886
Issuance of common stock in connection with additional equity offering, net of equity issuance costs of $6,000	144,000	$ 176		143,824
Issuance of common stock in connection with additional equity offering, net of equity issuance costs of $6,000 (Shares)		17,647,059
Issuance of common stock in connection with warrant redemptions		$ 85	$ (1)	(84)
Issuance of common stock in connection with warrant redemptions (Shares)		8,492,320	(8,500,000)
Foreign currency translation adjustment	(28,891)						(28,891)
Ending Balance, at Dec. 31, 2025	$ 724,475	$ 2,504	$ 1	$ 1,992,257	$ (17,653)	$ (1,199,108)	$ (53,526)
Ending Balance, (Shares) at Dec. 31, 2025		250,412,239	10,000,000
Ending Balance, (Shares) at Dec. 31, 2025					(4,105,948)